Pension and Other Post-Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Post Retirement Benefits	The following table provides certain information about Washington Gas’ post-retirement benefits:

Post-Retirement Benefits
	Pension Benefits(a)				Health and Life Benefits
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,		Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In millions)	2019	2018	2018	2017	2019	2018	2018	2017
Change in projected benefit obligation(b)
Benefit obligation at beginning of period	$971.8	$989.8	$1,047.5	$1,069.3	$277.9	$283.3	$309.0	$324.3
Service cost	12.3	3.0	14.9	16.5	5.0	1.3	5.3	5.8
Interest cost	41.2	10.6	39.6	38.4	11.9	3.0	11.7	11.7
Change in plan benefits	0.2	0.2	—	—	—	—	—	1.1
Actuarial loss (gain)	103.6	(17.3)	(65.2)	(28.2)	(12.3)	(6.2)	(28.7)	(18.9)
Plan participants' contribution	—	—	—	—	1.6	0.9	1.9	1.8
Settlements	(19.4)	—	—	—	—	—	—	—
Benefits paid	(50.6)	(14.5)	(47.0)	(48.5)	(15.8)	(4.4)	(15.9)	(16.8)
Other	0.8	—	—	—	0.9	—	—	—
Projected benefit obligation at end of period(b)	$1,059.9	$971.8	$989.8	$1,047.5	$269.2	$277.9	$283.3	$309.0
Change in plan assets
Fair value of plan assets at beginning of period	$807.0	$863.9	$872.5	$850.0	$528.8	$569.3	$540.5	$505.0
Actual return on plan assets	176.7	(42.3)	38.8	68.6	123.4	(32.0)	43.0	48.1
Company contributions	21.5	0.4	1.8	4.4	—	1.3	5.0	8.2
Plan participants' contribution	—	—	—	—	1.6	0.9	1.9	1.8
Settlements	(19.4)	—	—	—	—	—	—	—
Expenses	—	(0.5)	(2.2)	(2.0)	—	(6.3)	(5.2)	(5.8)
Benefits paid	(50.6)	(14.5)	(47.0)	(48.5)	(15.8)	(4.4)	(15.9)	(16.8)
Fair value of plan assets at end of period	$935.2	$807.0	$863.9	$872.5	$638.0	$528.8	$569.3	$540.5
Funded status at end of period	(124.7)	(164.8)	(125.9)	(175.0)	368.8	250.9	286.0	231.5
Allocation to affiliates	(0.8)	(1.6)	(1.3)	(1.7)	2.3	1.4	1.7	1.2
Adjusted funded status at end of period	$(123.9)	$(163.2)	$(124.6)	$(173.3)	$366.5	$249.5	$284.3	$230.3
Total amounts recognized on balance sheet
Non-current asset	$—	$—	$—	$—	$366.5	$249.5	$284.3	$230.3
Current liability	(19.6)	(20.2)	(20.2)	(6.5)	—	—	—	—
Non-current liability	(104.3)	(143.0)	(104.4)	(166.8)	—	—	—	—
Total recognized	$(123.9)	$(163.2)	$(124.6)	$(173.3)	$366.5	$249.5	$284.3	$230.3
(a)The DB SERP and DB Restoration, included in pension benefits in the table above, does not include the amounts funded in rabbi trust.
(b)For the Health and Life Benefits, the change in projected benefit obligation represents the accumulated benefit obligation.

Projected and accumulated benefit obligation	The following table provides the projected benefit obligation (PBO) and accumulated benefit obligation (ABO) for the qualified pension plan, DB SERP and DB Restoration at December 31, 2019 and 2018.

Projected and accumulated benefit obligation
	Qualified Pension Plan		DB SERP		DB Restoration
	December 31,		December 31,		December 31,
(In millions)	2019	2018	2019	2018	2019	2018
Projected benefit obligation	$1,002.3	$906.2	$52.3	$61.5	$5.4	$4.1
Accumulated benefit obligation	$943.2	$847.1	$52.3	$59.8	$4.8	$3.2

Unrecognized Costs Income Recorded On Balance Sheet
The following table provides amounts recorded to regulatory assets, regulatory liabilities and accumulated other comprehensive loss (income) at December 31, 2019 and 2018:

Unrecognized Costs/Income Recorded on the Balance Sheet
	Pension Benefits		Health and Life Benefits
	December 31,		December 31,
(In millions)	2019	2018	2019	2018
Actuarial net loss (gain)	$60.1	$104.4	$(133.1)	$(21.6)
Prior service cost (credit)	1.0	1.0	(87.0)	(102.8)
Total(a)	$61.1	$105.4	$(220.1)	$(124.4)
Regulatory asset (liability)	$44.1	$88.7	$(195.7)	$(116.9)
Pre-tax accumulated other comprehensive loss (income)(b)	16.8	16.3	(23.0)	(6.7)
Total	$60.9	$105.0	$(218.7)	$(123.6)
(a)Pension benefits include amounts allocated to affiliates of $0.2 million and $0.4 million at December 31, 2019 and 2018, respectively; Health and Life Benefits includes amounts allocated to affiliates of $1.4 million and $0.8 million at December 31, 2019 and 2018, respectively.
(b)The total amount of accumulated other comprehensive income recorded on our balance sheet at December 31, 2019 is net of an income tax expense of $1.6 million; The total accumulated other comprehensive loss recorded on our balance sheet at December 31, 2018 is net of an income tax benefit of $2.5 million.

Amount Recognized During Current Year	The following table provides amounts that are included in regulatory assets/liabilities and accumulated other comprehensive loss associated with our unrecognized pension and other post-retirement benefit costs that were recognized as components of net periodic benefit cost before allocations to affiliates and capital during the calendar year ended December 31, 2019.

Amounts Recognized During the Calendar Year Ended December 31, 2019
	Regulatory assets/liabilities		Accumulated other comprehensive income (loss)
(In millions)	Pension Benefits	Health and Life Benefits	Pension Benefits	Health and Life Benefits
Actuarial net loss	$6.1	$—	$1.8	$—
Prior service cost (credit)	0.1	(15.0)	0.2	(0.7)
Total	$6.2	$(15.0)	$2.0	$(0.7)

Amount Recognized During Next Fiscal Year	The following table provides amounts that are included in regulatory assets/liabilities and accumulated other comprehensive loss associated with our unrecognized pension and other post-retirement benefit costs that are expected to be recognized as components of net periodic benefit cost before allocations to affiliates during 2020.

Amounts to be Recognized During Calendar Year 2020
	Regulatory assets/liabilities		Accumulated other comprehensive income (loss)
(In millions)	Pension Benefits	Health and Life Benefits	Pension Benefits	Health and Life Benefits
Actuarial net loss (gain)	$6.5	$(1.9)	$4.3	$(0.3)
Prior service cost (credit)	0.1	(12.2)	0.2	(1.4)
Total	$6.6	$(14.1)	$4.5	$(1.7)

Components of Net Periodic Benefit Costs (Income)
The components of the net periodic benefit costs (income) for calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017 related to pension and other post-retirement benefits were as follows.

Components of Net Periodic Benefit Costs (Income)
	Pension Benefits				Health and Life Benefits
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,		Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In millions)	2019	2018	2018	2017	2019	2018	2018	2017
Service cost	$12.3	$3.0	$14.9	$16.5	$5.0	$1.3	$5.3	$5.8
Interest cost	41.2	10.6	39.6	38.4	11.9	3.0	11.7	11.7
Expected return on plan assets	(42.1)	(10.1)	(43.6)	(43.3)	(24.2)	(6.1)	(24.4)	(23.3)
Recognized prior service cost (credit)	0.3	0.1	0.3	0.3	(15.8)	(4.4)	(17.6)	(17.7)
Recognized actuarial loss	7.9	2.0	14.2	18.4	—	—	—	1.2
Settlement charge	5.5	—	—	—	—	—	—	—
Other adjustments	—	—	—	—	0.7	—	—	—
Net periodic benefit cost (income)	25.1	5.6	25.4	30.3	(22.4)	(6.2)	(25.0)	(22.3)
Allocation to affiliates	(1.8)	(0.4)	(4.2)	(2.9)	2.6	0.8	3.1	1.4
Adjusted net periodic benefit cost (income)	23.3	5.2	21.2	27.4	(19.8)	(5.4)	(21.9)	(20.9)
Amount allocated to construction projects(a)	(1.9)	(0.6)	(4.7)	(6.4)	(0.8)	(0.2)	4.0	4.6
Amount deferred as regulatory asset (liability)-net allocations	0.6	1.5	5.9	6.9	—	—	—	—
Amount charged (credited) to expense	$22.0	$6.1	$22.4	$27.9	$(20.6)	$(5.6)	$(17.9)	$(16.3)
(a)On October 1, 2018, Washington Gas prospectively adopted ASU 2017-07. As a result, only the service cost component of net periodic benefit costs (income) is eligible for capitalization.
Benefit Obligations Assumptions/Net Periodic Benefits Assumptions
The weighted average assumptions used to determine net periodic benefit obligations and net periodic benefit costs were as follows:

Benefit Obligations Assumptions
	Pension Benefits				Health and Life Benefits
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,		Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
	2019	2018	2018	2017	2019	2018	2018	2017
Discount rate(a)	3.4%-3.5%	4.3%-4.4%	4.3%-4.4%	3.6%-3.9%	3.5%	4.4%	4.4%	3.9%
Rate of compensation increase	3.0%-3.5%	3.5%-4.1%	3.5%-4.1%	3.5%-4.1%	3.5%	4.1%	4.1%	4.1%
(a)The decrease in the discount rate in the calendar year ended December 31, 2019 compared to prior years primarily reflects the decrease in long-term interest rates.

Net Periodic Benefit Cost Assumptions
		Pension Benefits			Health and Life Benefits
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,		Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
	2019	2018	2018	2017	2019	2018	2018	2017
Discount rate(a)	4.3%-4.4%	4.3%-4.4%	3.6%-3.9%	3.4%-3.7%	4.4%	4.4%	3.9%	3.7%
Expected long-term return on plan assets(b)	5.75%	5.75%	5.75%	5.75%	5.25%	5.25%	5.50%	5.50%
Rate of compensation increase(c)	3.5% - 4.1%	3.5%-4.1%	3.5%-4.1%	3.5%-4.1%	4.1%	4.1%	4.1%	4.1%
(a) The changes in the discount rates over the prior periods primarily reflect the changes in long-term interest rates.
(b) For health and life benefits, the expected returns for certain funds may be lower due to certain portions of income that are subject to an assumed income tax rate of 42.2%.
(c) The changes in the rate of compensation reflects the best estimates of actual future compensation levels including consideration of general price levels, productivity, seniority, promotion, and other factors such as inflation rates.

Healthcare Trends

Healthcare Trend
(In millions)	One Percentage-Point Increase	One Percentage-Point Decrease
Increase (decrease) total service and interest cost components	$0.6	$(0.5)
Increase (decrease) post-retirement benefit obligation	$5.8	$(5.1)

Pension Plan Assets

Healthcare and Life Insurance Plan Assets
				% of
(In millions)	Level 1	Level 2	Total	Total
At December 31, 2018
Cash and Cash Equivalents	$3.2	$—	$3.2	0.6%
Fixed Income Securities
U.S Agency Obligations	—	1.9	1.9	0.4
U.S. Treasuries	—	51.2	51.2	9.7
U.S. Corporate Debt	—	51.6	51.6	9.8
Municipalities	—	4.5	4.5	0.8
Non-U.S. Corporate Debt	—	8.5	8.5	1.6
Other(a)	—	3.3	3.3	0.6
Total investments in the fair value hierarchy	$3.2	$121.0	$124.2	23.5%
Investments measured at net asset value using the NAV practical expedient(b)
Commingled Funds(c)			403.3	76.3%
Total fair value of plan investments			527.5	99.8%
Net receivable(d)			1.3	0.2
Total plan assets at fair value			$528.8	100.0%
(a)At December 31, 2019 and 2018, this category consisted primarily of non-U.S. government bonds.
(b)In accordance with ASC Topic 820, these investments are measured at fair value using Net Asset Value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(c)At December 31, 2019, investments held by commingled funds in which the plan invests consisted of 58% of common stock of large-cap U.S. companies, 18% of US Govt fixed income securities and 24% corporate bonds. At December 31, 2018, investments held by commingled funds in which the plan invests consisted primarily of 54% of common stock of large-cap U.S. companies, 20% of U.S. Government fixed income securities and 26% of corporate bonds.
(d)Net receivable primarily represents pending trades for investments sold and interest receivable net of pending trades for investments purchased.

Expected Benefit Payments
Expected benefit payments, including benefits attributable to estimated future employee service, which are expected to be paid over the next ten calendar years are as follows:

Expected Benefit Payments
(In millions)	Pension Benefits	Health and Life Benefits
2020	$68.6	$16.1
2021	52.7	15.1
2022	58.1	14.9
2023	55.2	14.7
2024	56.1	14.4
2025—2029	290.0	72.9